Related-party transactions - Related-party transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Sales of goods and services	€ 89	€ 106	€ 111
Purchases of goods and services	50	42	46
Receivables from related parties	25	18	55
Payables to related parties	€ 2	€ 2	€ 2